Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Aggregate Compensation to Executive Team and Directors
The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2018		2017
	Executive team	Directors	Executive team	Directors
Number of individuals	12	10	11	10
Base salary and annual incentive compensation	$18	$—	$18	$—
Additional short-term benefits and other	$3	$1	$1	$1
Share-based long-term incentive compensation	$24	$2	$18	$2
Value of pension and post-retirement benefits	$2	$—	$3	$—